Form N-23C-1
Report for Calendar month Ending October 31, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
   10/4/00      870875101)             5,000          14.625             18.34                   NYSE
   10/5/00          (same)            15,000          14.9154            18.25                   NYSE
   10/6/00          (same)           125,200          14.9544            18.12                   NYSE
   10/9/00          (same)            32,000          14.625             17.83                   NYSE
  10/10/00          (same)            27,000          14.6875            17.91                   NYSE
  10/11/00          (same)             9,900          14.6067            17.78                   NYSE
  10/12/00          (same)             4,500          14.4819            17.72                   NYSE
  10/13/00          (same)             7,000          14.375             17.41                   NYSE
  10/16/00          (same)           212,500          14.25              17.14                   NYSE

                  Total               438,100